UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21124

Name of Fund: BlackRock New York Municipal Income Trust II (BFY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Income Trust II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2016

Date of reporting period: 11/30/2015

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2015 (Unaudited)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 138.6%
Corporate — 9.3%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 1/01/35 (a)	$140	$149,243
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport Project, AMT (b):
7.63%, 8/01/25	1,600	1,679,216
7.75%, 8/01/31	1,500	1,571,895
Series B, 2.00%, 8/01/28	750	751,103
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	330	354,344
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	200	221,410
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	1,100	1,310,507
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	625	629,206
Port Authority of New York & New Jersey, ARB, Continental Airlines, Inc. & Eastern Air Lines, Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	680	690,295

		7,357,219
County/City/Special District/School District — 39.5%
City of New York New York, GO:
Fiscal 2014, Sub-Series D-1, 5.00%, 8/01/31	690	810,212
Series A-1, 4.75%, 8/15/25	500	544,420
Series G-1, 6.25%, 12/15/31	5	5,782
Sub-Series G-1, 6.25%, 12/15/18 (c)	245	283,612
Sub-Series I-1, 5.38%, 4/01/36	450	506,570
City of New York New York, GO, Refunding:
Series A, 5.00%, 8/01/30	1,700	2,018,002
Series E, 5.50%, 8/01/25	1,280	1,605,491
Series E, 5.00%, 8/01/30	500	584,065

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	$1,000	$1,142,250
5.00%, 11/15/45	1,840	2,088,584
City of New York New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	915	1,055,745
5.00%, 7/01/33	400	450,728
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/35 (d)	500	234,895
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/42 (d)	1,750	575,488
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/45 (d)	500	144,765
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	100	113,479
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	500	513,140
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/46	500	512,120
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	500	509,885
Yankee Stadium Project (NPFGC), 4.75%, 3/01/46	400	409,420
City of New York New York Industrial Development Agency, Refunding ARB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/22	350	393,323
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
Fiscal 2012, Sub-Series D-1, 5.00%, 11/01/38	825	924,792
Sub-Series B-1, 5.00%, 11/01/36	340	391,075

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2015	1

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II BFY)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of Syracuse New York, GO, Airport Terminal Security & Access, Series A, AMT (AGM), 4.75%, 11/01/31	$500	$536,180
City of Yonkers, GO, Refunding, Series B (AGM), 5.00%, 8/01/23	100	119,790
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	280	310,005
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	2,850	2,963,601
5.75%, 2/15/47	1,550	1,768,736
(AGM), 5.00%, 2/15/47	850	885,555
(NPFGC), 4.50%, 2/15/47	1,110	1,147,640
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 7/15/47	1,400	1,588,650
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	500	563,235
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	200	210,072
4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,136,990
4 World Trade Center Project, 5.00%, 11/15/44	1,250	1,391,225
4 World Trade Center Project, 5.75%, 11/15/51	670	772,999
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	1,100	1,214,609
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	690	751,617

		31,178,747
Education — 24.2%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	275	291,090

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
Build NYC Resource Corp., RB, South Bronx Charter School for International Cultures & The Arts Project, Series A, 5.00%, 4/15/33	$400	$408,384
Build NYC Resource Corp., Refunding RB, City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 6/01/38	250	281,485
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	500	551,460
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 7/01/37	440	504,728
Carnegie Hall, 4.75%, 12/01/39	700	772,345
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 9/01/40	1,000	1,119,950
Series B, 4.00%, 8/01/35 (e)	190	192,044
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	500	563,315
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 5/01/39	125	133,029
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 7/01/31	1,000	1,137,600
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A:
5.00%, 7/01/38	240	272,345
4.00%, 7/01/39	120	124,056
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	350	371,469

2	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project:
6.00%, 9/01/34	$150	$177,962
5.38%, 9/01/41	650	724,613
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	450	511,555
Geneva Development Corp., Refunding RB, Hobart and William Smith Colleges, 5.25%, 9/01/44	400	454,708
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	500	583,805
Fordham University, Series A, 5.50%, 7/01/36	150	177,572
Series B, 5.75%, 3/15/36	300	343,290
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	250	276,880
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	670	763,827
Touro College & University System, Series A, 5.25%, 1/01/34	1,200	1,315,368
University of Rochester, Series A, 5.13%, 7/01/39	250	279,897
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 7/01/34	150	173,207
Barnard College, Series A, 4.00%, 7/01/36	165	172,488
Brooklyn Law School, 5.75%, 7/01/33	250	279,112
Fordham University, 5.00%, 7/01/44	640	717,197
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	800	899,064
New York University, Series A, 5.00%, 7/01/37	600	684,294
Skidmore College, Series A, 5.25%, 7/01/29	200	234,018
Skidmore College, Series A, 5.25%, 7/01/31	300	351,027

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	$1,220	$1,448,652
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	700	823,263
Teachers College, 5.50%, 3/01/39	650	726,193
Town of Hempstead New York Local Development Corp., Refunding RB, Adelphi University Project, 5.00%, 10/01/35	210	238,886

		19,080,178
Health — 15.5%
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 7/01/40	300	337,557
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	230	230,205
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A:
5.00%, 12/01/32	180	199,231
5.00%, 12/01/37	250	274,088
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	1,425	1,661,749
County of Saratoga New York Industrial Development Agency, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/32	350	370,520
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 7/01/32	150	166,323
County of Suffolk New York Industrial Development Agency, Refunding RB, Jefferson’s Ferry Project, 5.00%, 11/01/28	450	458,181

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2015	3

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	$895	$986,379
Series B, 6.00%, 11/01/30	150	170,520
County of Westchester New York Local Development Corp., Refunding RB, Kendal on Hudson Project, 5.00%, 1/01/34	500	535,670
State of New York Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	500	555,645
New York Hospital Medical Center-Queens (FHA), 4.75%, 2/15/37	305	316,108
New York State Association for Retarded Children, Inc., Series A, 6.00%, 7/01/32	250	286,583
New York University Hospitals Center, Series A, 5.75%, 7/01/31	425	487,067
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	130	138,002
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	500	567,060
New York University Hospitals Center, Series A, 5.00%, 7/01/17 (c)	1,000	1,064,740
North Shore-Long Island Jewish Obligated Group, 5.00%, 5/01/43	860	949,646
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	1,000	1,099,330
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/41	750	818,220

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
State of New York Dormitory Authority, Refunding RB (continued):
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	$500	$553,420

		12,226,244
Housing — 3.8%
City of New York New York Housing Development Corp., RB, M/F Housing, Series J-2-A, AMT, 4.75%, 11/01/27	1,420	1,448,783
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	500	515,140
State of New York HFA, RB, M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	1,000	1,010,210

		2,974,133
State — 9.7%
City of New York New York Transitional Finance Authority, BARB, Series S-1:
Fiscal 2013, 4.00%, 7/15/42	1,000	1,029,900
Fiscal 2015, 5.00%, 7/15/43	500	563,545
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Sub-Series B-1, 5.00%, 11/15/31	750	869,287
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 4.00%, 10/15/32	350	384,237
State of New York, GO, Series A, 5.00%, 2/15/39	500	556,795
State of New York Dormitory Authority, RB, General Purpose:
Series B, 5.00%, 3/15/37	1,070	1,219,458
Series B, 5.00%, 3/15/42	1,000	1,122,990
Series C, 5.00%, 3/15/34	1,000	1,159,990
State of New York Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/32	160	184,890

4	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Municipal Bonds	Par (000)	Value
New York (continued)
State (continued)
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/30	$500	$582,830

		7,673,922
Tobacco — 1.2%
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39	250	242,763
County of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	400	415,676
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 5/15/40	230	256,392

		914,831
Transportation — 19.9%
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/34	270	318,794
Series C, 6.50%, 11/15/28	750	868,035
Series E, 5.00%, 11/15/38	1,000	1,132,320
Series H, 5.00%, 11/15/25	500	593,945
Metropolitan Transportation Authority, Refunding RB, Series F, 5.00%, 11/15/30	1,500	1,750,710
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	500	574,540
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	1,000	1,166,700
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
146th Series (AGM), 4.50%, 12/01/34	750	764,985
147th Series, 4.75%, 4/15/37	500	512,980
177th Series, 4.00%, 1/15/43	480	484,431
178th Series, 5.00%, 12/01/43	430	474,995

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 189th Series, 5.00%, 5/01/45	$860	$985,010
State of New York Thruway Authority, Refunding RB:
General, Series I, 5.00%, 1/01/37	1,530	1,722,581
General, Series I, 5.00%, 1/01/42	1,030	1,151,077
Series J, 5.00%, 1/01/41	1,000	1,120,520
Triborough Bridge & Tunnel Authority, RB, Series B, 5.00%, 11/15/40	240	277,918
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 0.00%, 11/15/32 (d)	505	280,906
General, CAB, Series B, 0.00%, 11/15/32 (d)	1,000	544,580
General, Series A, 5.25%, 11/15/45	370	432,463
General, Series A, 5.00%, 11/15/50	500	565,965

		15,723,455
Utilities — 15.5%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Series B, 5.00%, 6/15/36	500	511,630
Long Island Power Authority, RB:
CAB, Electric System, Series A (AGM), 0.00%, 6/01/28 (d)	3,515	2,434,840
General, Electric Systems, Series C (CIFG), 5.25%, 9/01/29	1,000	1,219,090
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.50%, 4/01/19 (c)	500	575,150
New York City Water & Sewer System, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2015, Series HH, 5.00%, 6/15/39	1,500	1,732,485
Fiscal 2016, Series BB, 4.00%, 6/15/46	235	242,339

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2015	5

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
State of New York Environmental Facilities Corp., Refunding RB, New York City Municipal Water:
Series B, Revolving Funds, 5.00%, 6/15/36	$350	$404,604
State Clean Water and Drinking Water Revolving Finance Authority Projects, Series A, 5.00%, 6/15/37	1,500	1,640,325
Utility Debt Securitization Authority, Refunding RB, Restructuring:
3.00%, 12/15/32	385	384,426
Series E, 5.00%, 12/15/41	2,690	3,086,345

		12,231,234
Total Municipal Bonds in New York		109,359,963

Multi-State — 2.8%
Housing — 2.8%
Centerline Equity Issuer Trust (a)(f):
Series A-4-2, 6.00%, 5/15/19	1,000	1,125,700
Series B-3-2, 6.30%, 5/15/19	1,000	1,134,490
Total Municipal Bonds in Multi-State		2,260,190

Puerto Rico — 1.4%
Housing — 1.4%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,000	1,076,570
Total Municipal Bonds — 142.8%		112,696,723

Municipal Bonds Transferred to Tender Option Bond Trusts (g)
New York — 14.6%
County/City/Special District/School District — 0.7%
City of New York New York, GO, Sub-Series I-1, 5.00%, 3/01/36	500	569,075
Education — 0.7%
City of New York New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 8/01/33	510	591,117

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
New York (continued)
State — 3.7%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	$1,300	$1,439,723
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	255	303,440
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 3/15/41	1,000	1,152,890

		2,896,053
Transportation — 5.5%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	1,995	2,292,359
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	1,000	1,163,240
Port Authority of New York & New Jersey, Refunding RB, 194th Series, 5.25%, 10/15/55	735	847,550

		4,303,149
Utilities — 4.0%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	240	267,201
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	1,500	1,742,310
Fiscal 2012, Series BB, 5.00%, 6/15/44	1,005	1,150,123

		3,159,634
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 14.6%		11,519,028
Total Long-Term Investments (Cost — $113,452,178) — 157.4%		124,215,751

6	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Short-Term Securities	Shares	Value
BIF New York Municipal Money Fund, 0.00% (h)(i)	4,247,489	$4,247,489
Total Short-Term Securities (Cost — $4,247,489) — 5.4%		4,247,489
Total Investments (Cost — $117,699,667*) — 162.8%		128,463,240
Other Assets Less Liabilities — 1.6%		1,241,129
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (8.1)%		(6,386,865)
VRDP Shares, at Liquidation Value — (56.3)%		(44,400,000)

Net Assets Applicable to Common Shares — 100.0%		$78,917,504

*	As of November 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$111,368,107

Gross unrealized appreciation	$10,792,852
Gross unrealized depreciation	(82,970)

Net unrealized appreciation	$10,709,882

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of period end.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Zero-coupon bond.

(e)	When-issued security.

(f)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(h)	During the period ended November 30, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at November 30, 2015	Income
BIF New York Municipal Money Fund	1,485,545	2,761,944	4,247,489	—

(i)	Represents the current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2015	7

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Derivative Financial Instruments outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(4)	5-Year U.S. Treasury Note	March 2016	$474,719	$(68)
(9)	10-Year U.S. Treasury Note	March 2016	$1,137,938	(2,263)
(4)	Long U.S. Treasury Bond	March 2016	$616,000	(2,006)
(1)	Ultra U.S. Treasury Bond	March 2016	$158,437	(642)
Total				$(4,979)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
CAB	Capital Appreciation Bonds
CIFG	CIFG Assurance North America, Inc.
EDC	Economic Development Corp.
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

8	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$124,215,751	—	$124,215,751
Short-Term Securities	$4,247,489	—	—	4,247,489

Total	$4,247,489	$124,215,751	—	$128,463,240

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate contracts	$(4,979)	—	—	$(4,979)

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2015	9

Schedule of Investments (concluded)	BlackRock New York Municipal Income Trust II (BFY)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$34,400	—	—	$34,400
Liabilities:
TOB Trust Certificates	—	$(6,385,251)	—	(6,385,251)
VRDP Shares	—	(44,400,000)	—	(44,400,000)

Total	$34,400	$(50,785,251)	—	$(50,750,851)

During the period ended November 30, 2015, there were no transfers between levels.

10	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust II

Date:	January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust II

Date:	January 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Trust II

Date:	January 22, 2016